Employee benefit plans - Pension plan assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee benefit plans
Net defined benefit liability (asset)	€ 590,684	€ 692,638
Non-current pension liabilities	€ 574,807	€ 678,673
Interest rate	4.85%	4.39%
United States, France and Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 554,730	€ 657,239
Current pension liabilities	15,096	12,876
Non-current pension liabilities	539,634	644,363
United States
Employee benefit plans
Net defined benefit liability (asset)	€ 40,650	83,148
Beneficiary percentage	62.00%
Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 498,282	€ 557,185
Interest rate	4.50%	3.70%
Beneficiary percentage	29.00%
France
Employee benefit plans
Net defined benefit liability (asset)	€ 15,798	€ 16,906
Beneficiary percentage	9.00%
Countries other than US, France, and Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 35,954	35,399
Pension assets	(1,143)	(531)
Current pension liabilities	1,924	1,620
Non-current pension liabilities	€ 35,173	€ 34,310